Long Term Debt (Narrative) (Details) (USD $) In Thousands, except Share data in Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Apr. 30, 2010	Nov. 30, 2009
Principal payments and repayments of long-term debt	$ 509,169	$ 149,152
Amortization of share lending agreement notes issuance costs	1,476	930
Unamortized discount	216,779		215,956
Amortization of convertible notes discount	16,260	10,831
Interest on long-term debt	62,593	56,107
Carrying amount of liability	3,588,072		2,719,692
Issuance of Convertible Unsecured Senior Notes in April 2010 (Member)
Senior notes interest rate				5.00%
Principal amount of senior unsecured notes				240,000
Senior notes interest rate	14.00%
Issuance of Convertible Unsecured Senior Notes in November 2009 (Member)
Senior notes interest rate					5.00%
Principal amount of senior unsecured notes					460,000
Senior notes interest rate	12.00%
Own Share Lending Agreement (Member)
Number of common shares loaned				36.1
Nominal lending fee per share				$ 0.01	$ 0.01
Outstanding loaned shares, fair value	151,259		198,189
Share lending agreement, fair value				14,476
Debt Instrument Interest Rate Without Share Lending Agreement				5.50%
Amortization of share lending agreement notes issuance costs	1,476	930
Unamortized discount	10,189	11,259
Senior notes conversion price	$ 7.19
Expenses Related To Convertible Unsecured Senior Notes (Member)
Senior notes interest rate	5.00%
Unamortized discount	145,771
Amortization of convertible notes discount	16,260	10,831
Interest on long-term debt	17,500	13,365
Carrying amount of liability	554,229
Senior notes interest and amortization expense	$ 33,760	$ 24,496